STOCKHOLDERS' (DEFICIT) EQUITY - Summary of status of outstanding series A preferred stock warrants (Details 12) - Series A Preferred Stock Warrants	9 Months Ended
Sep. 30, 2015 $ / kg shares
Preferred Stock warrants
Outstanding and exercisable at beginning of year | shares	300,000
Granted | shares	160,000
Exercised | shares
Expired | shares	(80,000)
Outstanding and exercisable at September 30, 2015 | shares	380,000
Weighted Average Exercise Price
Outstanding and exercisable at beginning of year | $ / kg	4.00
Granted | $ / kg	4.00
Exercised | $ / kg
Expired | $ / kg
Outstanding and exercisable at September 30, 2015 | $ / kg	4.00